PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
U.S. Federal Statutory Income Tax	$ (3,574)	$ 2,356
State and Local Income Tax, Net of Federal Income Tax Effect	(1,293)	1,083
Over Accrual of Prior Year Taxes	0	(7,454)
Return to Provision	129	(646)
Employee Retention Tax Credits	(1,305)	(103)
Non-deductible executive compensation (Section 162(m))	891	3,500
Change in Fair Value of Contingent Consideration	0	(2,882)
Other Permanent Differences	534	131
Changes in Unrecognized Tax Benefits	10,870	15,424
Other	6,006	6,209
Total Provision for Income Taxes	$ 11,934	$ 10,498
Percent
U.S. Federal Statutory Income Tax	21.00%	21.00%
State and Local Income Tax, Net of Federal Income Tax Effect	7.60%	9.70%
Over Accrual of Prior Year Taxes	0.00%	(66.40%)
Return to Provision	(0.008)	(0.058)
Employee Retention Tax Credits	7.70%	(0.90%)
Non-deductible executive compensation (Section 162(m))	(5.20%)	31.20%
Change in Fair Value of Contingent Consideration	0	(0.257)
Other Permanent Differences	(0.031)	0.012
Changes in Unrecognized Tax Benefits	(63.90%)	137.50%
Other	(35.30%)	55.30%
Effective Income Tax Rate	(70.10%)	93.60%
Valuation Allowance
Amount
Changes in Valuation Allowances	$ (62)	$ (3,489)
Percent
Changes in Valuation Allowances	0.40%	(31.10%)
CALIFORNIA
Amount
Changes in Valuation Allowances	$ (262)	$ (3,631)
Percent
Changes in Valuation Allowances	1.50%	(32.40%)